Statements of Stockholders Equity (Deficit) (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Subscriptions Received In Advance [Member]	Stock Subscriptions Receivable [Member]	Retained Earnings [Member]	Total
Balance - December 30, 2020 at Dec. 31, 2020	$ 2,695	$ 2,795,868	$ 250,000	$ (140,000)	$ (2,201,429)	$ 707,134
Shares, Outstanding, Beginning Balance at Dec. 31, 2020	26,944,598
Net loss					(605,890)	(605,890)
Common stock issued for stock subscriptions	$ 25	249,975	(250,000)
Common stock issued for stock subscriptions, shares	250,000
Stock subscriptions received				10,000		10,000
Sale of common stock	$ 13	129,987	(50,000)			80,000
Stock Issued During Period, Shares, New Issues	130,000
Stock subscriptions received in advance			139,000			139,000
Balance - September 30, 2021 at Sep. 30, 2021	$ 2,733	3,175,830	89,000	(130,000)	(2,807,319)	330,244
Shares, Outstanding, Ending Balance at Sep. 30, 2021	27,324,598
Balance - December 30, 2020 at Dec. 31, 2021	$ 2,738	3,225,825	89,000	(130,000)	(3,003,727)	183,836
Shares, Outstanding, Beginning Balance at Dec. 31, 2021	27,374,598
Net loss					(296,433)	(296,433)
Balance - September 30, 2021 at Sep. 30, 2022	$ 2,738	$ 3,225,825	$ 89,000	$ (130,000)	$ (3,300,160)	$ (112,597)
Shares, Outstanding, Ending Balance at Sep. 30, 2022	27,374,598